Segment Information (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Total	$ 5,013	$ 20,425
UNITED STATES
Segment Reporting Information [Line Items]
Total	1,823	5,735
UNITED KINGDOM
Segment Reporting Information [Line Items]
Total	$ 3,190	$ 14,690